Note 6 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued salaries	$ 276,220	$ 201,170	$ 1,305
Accrued directors’ fees	105,769	78,070
Other	15,000	15,000	24,750
Total accrued expenses	$ 396,989	$ 294,240	$ 26,055